Derivative Financial Instruments and Risk Management Policies - Details about Hedged Items by Fair Value Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Total allocated assets	€ 118,877	€ 114,047
Financial assets and other non-current assets	7,123	7,109
Receivables and other current assets	10,785	10,579
Current financial assets	3,123	2,209
Non-current financial liabilities	43,288	45,334
Payables and other non-current liabilities	2,928	1,890
Current financial liabilities	9,076	9,368
Payables and other current liabilities	14,903	15,485
Designated as Hedging Instrument
Disclosure of detailed information about hedged items [line items]
Total allocated assets	477	371
Financial assets and other non-current assets	151	143
Receivables and other current assets	323	213
Current financial assets	3	15
Total allocated liabilities	11,588	9,985
Non-current financial liabilities	10,546	8,461
Payables and other non-current liabilities	99	530
Current financial liabilities	271	562
Payables and other current liabilities	672	432
Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	1	(29)
Financial assets and other non-current assets	0	0
Receivables and other current assets	1	(34)
Current financial assets	0	5
Total allocated liabilities	1,587	84
Non-current financial liabilities	1,567	226
Payables and other non-current liabilities	0	(121)
Current financial liabilities	26	5
Payables and other current liabilities	(6)	(26)
Designated as Hedging Instrument | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Current financial assets	0	0
Total allocated liabilities	3,929	2,445
Non-current financial liabilities	3,858	1,729
Payables and other non-current liabilities	0	530
Current financial liabilities	71	186
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Current financial assets	0	0
Total allocated liabilities	819	236
Non-current financial liabilities	817	357
Payables and other non-current liabilities	0	(121)
Current financial liabilities	2	0
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	474	371
Financial assets and other non-current assets	151	143
Receivables and other current assets	323	213
Current financial assets	0	15
Total allocated liabilities	1,956	1,111
Non-current financial liabilities	1,176	670
Payables and other non-current liabilities	99	0
Current financial liabilities	9	9
Payables and other current liabilities	672	432
Designated as Hedging Instrument | Exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	1	(29)
Financial assets and other non-current assets	0	0
Receivables and other current assets	1	(34)
Current financial assets	0	5
Total allocated liabilities	(6)	(11)
Non-current financial liabilities	0	15
Payables and other non-current liabilities	0	0
Current financial liabilities	0	0
Payables and other current liabilities	(6)	(26)
Designated as Hedging Instrument | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Total allocated assets	3	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Current financial assets	3	0
Total allocated liabilities	5,703	6,429
Non-current financial liabilities	5,512	6,062
Payables and other non-current liabilities	0	0
Current financial liabilities	191	367
Payables and other current liabilities	0	0
Designated as Hedging Instrument | Interest rate and exchange rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Current financial assets	0	0
Total allocated liabilities	774	(141)
Non-current financial liabilities	750	(146)
Payables and other non-current liabilities	0	0
Current financial liabilities	24	5
Payables and other current liabilities	0	0
Hedged Items that have Ceased to be Adjusted for Gains and Losses | Designated as Hedging Instrument | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Total allocated assets	0	0
Financial assets and other non-current assets	0	0
Receivables and other current assets	0	0
Current financial assets	0	0
Total allocated liabilities	152	197
Non-current financial liabilities	125	199
Payables and other non-current liabilities	0	0
Current financial liabilities	6	1
Payables and other current liabilities	€ 21	€ (3)